Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 336	$ 195	$ 460	$ 359	$ 255
Other comprehensive income (loss), net of tax benefit (expense):
Currency translation adjustment	81	(181)	94	138	(82)
Net actuarial gain (loss)			48	(35)	(21)
Prior service credit (cost)			6	(8)	3
Amortization of net gain			6	2	5
Pension liability adjustment	4	12	60	(41)	(13)
Cash flow hedge adjustment	(9)		6		1
Total other comprehensive income (loss)	76	(169)	160	97	(94)
Comprehensive income (loss)	412	26	620	456	161
Comprehensive loss (income) attributable to noncontrolling interests	(2)	(22)	(63)	(21)	1
Comprehensive income (loss) attributable to Hilton stockholders	$ 410	$ 4	$ 557	$ 435	$ 162